Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Activity of Discontinued Operations
A summary of the results from discontinued operations included in the Consolidated Statements of Income follows:

	2020
(in millions)	CBF	Other	Total
Revenue	$275.3	$—	$275.3

Cost of goods sold	230.3	—	230.3
Operating expense, net(1)	49.2	5.4	54.6
Operating income	(4.2)	(5.4)	(9.6)
Non-operating (income) expense, net(1)	(1.3)	—	(1.3)
Loss from discontinued operations before income taxes	(2.9)	(5.4)	(8.3)
Benefit from income taxes	(1.4)	(1.3)	(2.7)
Loss from discontinued operations	$(1.5)	$(4.1)	$(5.6)
(1)Includes items that are presented separately on the Condensed Consolidated Statements of Income.

	2019
(in millions)	CBF	Other	Total
Revenue	$327.0	$—	$327.0

Cost of goods sold	261.4	—	261.4
Operating expense, net(1)	45.5	1.8	47.3
Operating income	20.1	(1.8)	18.3
Non-operating (income) expense, net(1)	(0.1)	—	(0.1)
Income (loss) from discontinued operations before income taxes	20.2	(1.8)	18.4
Provision for (benefit from) income taxes	4.3	(0.9)	3.4
Income (loss) from discontinued operations	$15.9	$(0.9)	$15.0
(1)Includes items that are presented separately on the Condensed Consolidated Statements of Income.

	2018
(in millions)	CBF	CFS	Total
Revenue	$373.8	$69.5	$443.3

Cost of goods sold	322.4	49.5	371.9
Operating expense, net(1)	52.4	16.7	69.1
Operating (loss) income	(1.0)	3.3	2.3
Non-operating (income) expense, net(1)	—	—	—
(Loss) income from discontinued operations before income taxes	(1.0)	3.3	2.3
Gain on sale of discontinued operations	—	296.8	296.8
(Benefit from) provision for income taxes	(1.3)	47.6	46.3
Income from discontinued operations	$0.3	$252.5	$252.8
(1)Includes items that are presented separately on the Condensed Consolidated Statements of Income.
A summary of the carrying amounts of major assets and liabilities, which were classified as held for sale in the Condensed Consolidated Balance Sheets follows:

(in millions)	December 31, 2020	December 31, 2019
ASSETS
Cash and cash equivalents	$5.1	$8.7
Receivables, net	58.3	60.0
Inventories	70.8	75.7
Prepaid other current assets	10.4	7.3
Total current assets	144.6	151.7

Property, plant, and equipment, net	102.0	107.2
Goodwill, net	96.5	96.5
Other intangible assets, net	73.9	80.2
Other long-term assets	2.6	3.4
Total long-term assets	$275.0	$287.3

LIABILITIES
Accounts payable	$33.1	$30.6
Accrued liabilities and other	20.4	14.0
Total current liabilities	53.5	44.6

Other long-term liabilities	21.9	24.8
Total long-term liabilities	$21.9	$24.8
A summary of cash flows from discontinued operations included in the Consolidated Statements of Cash Flows follows:

	2020	2019	2018
(in millions)	CBF	CBF	CBF	CFS	Total
Net cash provided by (used in) operating activities	$38.0	$16.9	$12.3	$(2.0)	$10.3
Net cash used in investing activities	(9.6)	(18.3)	(22.3)	(8.1)	(30.4)
Net cash (used in) provided by financing activities(1)	(32.0)	2.7	12.2	11.4	23.6
Change in cash and cash equivalents from discontinued operations	$(3.6)	$1.3	$2.2	$1.3	$3.5
(1)Represents (repayments) borrowings from the Carlisle cash pool, dividends and returns of capital.